UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
               (Address of principal executive offices) (Zip code)

                              Oak Associates Funds
                                 P.O. Box 219441
                           Kansas City, MO 64121-9441
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                              code: 1-800-462-5386

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

Item 1.   Schedule of Investments


--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
White Oak GrowthStock Fund
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.5%
--------------------------------------------------------------------------------
 COMMERCIAL BANKS -- 4.5%
--------------------------------------------------------------------------------
 Citigroup                                            1,810,000   $       79,803
                                                                  --------------
                                                                          79,803
                                                                  --------------
--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS EQUIPMENT -- 15.0%
--------------------------------------------------------------------------------
 Cisco Systems*                                       7,725,000          161,143
 Juniper Networks*                                    4,525,000          103,894
                                                                  --------------
                                                                         265,037
                                                                  --------------
--------------------------------------------------------------------------------
 DATA STORAGE -- 4.9%
--------------------------------------------------------------------------------
 EMC*                                                 7,975,000           87,486
                                                                  --------------
                                                                          87,486
                                                                  --------------
--------------------------------------------------------------------------------
 E-COMMERCE -- SERVICES -- 6.9%
--------------------------------------------------------------------------------
 eBay*                                                1,550,000          121,411
                                                                  --------------
                                                                         121,411
                                                                  --------------
--------------------------------------------------------------------------------
 ELECTROMEDICAL & ELECTROTHERAPEUTIC
 APPARATUS -- 5.8%
--------------------------------------------------------------------------------
 Medtronic                                            2,050,000          101,824
                                                                  --------------
                                                                         101,824
                                                                  --------------
--------------------------------------------------------------------------------
 ELECTRONIC COMPUTERS -- 5.7%
--------------------------------------------------------------------------------
 Dell Computer*                                       2,845,000          100,912
                                                                  --------------
                                                                         100,912
                                                                  --------------
--------------------------------------------------------------------------------
 FIRE, MARINE & CASUALTY INSURANCE -- 4.7%
 American International
--------------------------------------------------------------------------------
   Group                                              1,185,000           83,720
                                                                  --------------
                                                                          83,720
                                                                  --------------
--------------------------------------------------------------------------------
 PHARMACEUTICAL PREPARATIONS -- 4.8%
--------------------------------------------------------------------------------
 Pfizer                                               2,650,000           84,694
                                                                  --------------
                                                                          84,694
                                                                  --------------

--------------------------------------------------------------------------------
                                                                          MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
 SECURITY BROKERS, DEALERS &
 FLOTATION COMPANIES -- 8.1%
--------------------------------------------------------------------------------
 Charles Schwab                                       8,500,000   $       74,630
 Morgan Stanley                                       1,400,000           69,062
                                                                  --------------
                                                                         143,692
                                                                  --------------
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 6.1%
--------------------------------------------------------------------------------
 Applied Materials*                                   6,340,000          107,590
                                                                  --------------
                                                                         107,590
                                                                  --------------
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 14.9%
--------------------------------------------------------------------------------
 Intel                                                3,100,000           75,578
 Intersil, Cl A                                       1,800,000           33,066
 Linear Technology                                    2,235,000           87,388
 PMC-Sierra*                                          5,750,000           68,310
                                                                  --------------
                                                                         264,342
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- PREPACKAGED SOFTWARE -- 8.6%
--------------------------------------------------------------------------------
 Microsoft                                            2,975,000           84,669
 Veritas*                                             3,500,000           66,710
                                                                  --------------
                                                                         151,379
                                                                  --------------
--------------------------------------------------------------------------------
 SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 5.7%
--------------------------------------------------------------------------------
 MBNA                                                 4,100,000          101,229
                                                                  --------------
                                                                         101,229
                                                                  --------------
--------------------------------------------------------------------------------
 WHOLESALE -- DRUGS PROPRIETARIES &
 DRUGGISTS' SUNDRIES -- 3.8%
--------------------------------------------------------------------------------
 Cardinal Health                                      1,500,000           66,750
                                                                  --------------
                                                                          66,750
                                                                  --------------
 TOTAL COMMON STOCK
   (Cost $2,068,626)(000)                                              1,759,869
                                                                  --------------
--------------------------------------------------------------------------------
1-888-462-5386                             1                    www.oakfunds.com

--------------------------------------------------------------------------------
White Oak Growth Stock Fund (CONTINUED)
--------------------------------------------------------------------------------
                                                           FACE           MARKET
DESCRIPTION                                        AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.4%
 ABN Amro (A)
   1.000%, dated 07/30/04, to be
   repurchased on 08/02/04, repurchase
   price $7,317,587 (collateralized by
   U.S. Government obligations, total market
   value: $7,463,375)                                    $7,317   $        7,317
                                                                  --------------
 TOTAL REPURCHASE AGREEMENT
   (Cost $7,317)(000)                                                     7,317
                                                                  --------------
 TOTAL INVESTMENTS -- 99.9%
   (Cost $2,075,943)(000)                                             1,767,186
                                                                  --------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND
 LIABILITIES, NET-- 0.1%                                                  1,548
                                                                  --------------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100.0%                                        $    1,768,734
                                                                  ==============

 * NON-INCOME PRODUCING SECURITY

 (A) TRI-PARTY REPURCHASE AGREEMENT

 CL -- CLASS

 AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,075,943,080, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $428,303,790 AND $737,060,543, RESPECTIVELY.

 FOR INFORMATION REGARDING THE
 FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                             2                    www.oakfunds.com

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
Pin Oak AggressiveStock Fund
--------------------------------------------------------------------------------
                                                                      MARKET
DESCRIPTION                                            SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.4%
--------------------------------------------------------------------------------
 ACCOUNTING -- BOOKKEEPING -- 4.2%
--------------------------------------------------------------------------------
 Paychex                                                265,000   $        8,138
                                                                  --------------
                                                                           8,138
                                                                  --------------
--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS
 EQUIPMENT -- 15.1%
--------------------------------------------------------------------------------
 Cisco Systems*                                         930,000           19,400
 Juniper Networks*                                      430,000            9,873
                                                                  --------------
                                                                          29,273
                                                                  --------------
--------------------------------------------------------------------------------
 COMPUTER PERIPHERAL -- 3.4%
--------------------------------------------------------------------------------
 Symbol Technologies                                    510,000            6,676
                                                                  --------------
                                                                           6,676
                                                                  --------------
--------------------------------------------------------------------------------
 E-COMMERCE -- SERVICES -- 6.9%
--------------------------------------------------------------------------------
 eBay*                                                  170,000           13,316
                                                                  --------------
                                                                          13,316
                                                                  --------------
--------------------------------------------------------------------------------
 MOTOR VEHICLE PARTS & ACCESSORIES -- 4.6%
--------------------------------------------------------------------------------
 Gentex                                                 250,000            8,950
                                                                  --------------
                                                                           8,950
                                                                  --------------
--------------------------------------------------------------------------------
 RETAIL -- JEWELRY STORES -- 4.4%
--------------------------------------------------------------------------------
 Tiffany                                                240,000            8,580
                                                                  --------------
                                                                           8,580
                                                                  --------------
--------------------------------------------------------------------------------
 SECURITY BROKERS, DEALERS &
 FLOTATION COMPANIES -- 4.6%
--------------------------------------------------------------------------------
 Charles Schwab                                       1,015,000            8,912
                                                                  --------------
                                                                           8,912
                                                                  --------------
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.2%
--------------------------------------------------------------------------------
 Applied Materials*                                     480,000            8,146
                                                                  --------------
                                                                           8,146
                                                                  --------------
--------------------------------------------------------------------------------
                                                                          MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 17.8%
--------------------------------------------------------------------------------
 Linear Technology                                      225,000  $         8,797
 Maxim Integrated
   Products                                             225,000           10,822
 PMC-Sierra*                                            485,000            5,762
 Xilinx*                                                310,000            9,123
                                                                  --------------
                                                                          34,504
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- ALLIED TO MOTION
 PICTURE PRODUCTION -- 4.5%
--------------------------------------------------------------------------------
 Avid Technology*                                       188,000            8,787
                                                                  --------------
                                                                           8,787
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- COMPUTER PROGRAMMING
 SERVICES -- 8.0%
--------------------------------------------------------------------------------
 Cognizant Technology
   Solutions*                                           560,000           15,428
                                                                  --------------
                                                                          15,428
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- HOME HEALTH CARE SERVICES -- 4.4%
--------------------------------------------------------------------------------
 Express Scripts*                                       130,000            8,528
                                                                  --------------
                                                                           8,528
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- PREPACKAGED SOFTWARE -- 6.3%
--------------------------------------------------------------------------------
 Cerner*                                                145,000            6,525
 Veritas*                                               300,000            5,718
                                                                  --------------
                                                                          12,243
                                                                  --------------
--------------------------------------------------------------------------------
 SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 4.8%
--------------------------------------------------------------------------------
 MBNA                                                   375,000            9,259
                                                                  --------------
                                                                           9,259
                                                                  --------------
--------------------------------------------------------------------------------
 WEB PORTALS/ISP -- 6.2%
--------------------------------------------------------------------------------
 Yahoo!*                                                390,000           12,012
                                                                  --------------
                                                                          12,012
                                                                  --------------
 TOTAL COMMON STOCK
   (Cost $263,623)(000)                                                  192,752
                                                                  --------------

--------------------------------------------------------------------------------
1-888-462-5386                             3                    www.oakfunds.com

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE          MARKET
DESCRIPTION                                        AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.2%
--------------------------------------------------------------------------------
 Morgan Stanley (A) 1.000%, dated 07/30/04,
   to be repurchased on 08/02/04, repurchase
   price $282,737 (collateralized by
   U.S. Government obligations, total market
   value: $288,370)                                    $283       $          283
                                                                  --------------
 TOTAL REPURCHASE AGREEMENT
  (Cost $283)(000)                                                           283
                                                                  --------------
 TOTAL INVESTMENTS -- 99.6%
   (Cost $263,906)(000)                                                  193,035
                                                                  --------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND
 LIABILITIES, NET-- 0.4%                                                     787
                                                                  --------------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100.0%                                         $     193,822
--------------------------------------------------------------------------------

 * NON-INCOME PRODUCING SECURITY

 (A) TRI-PARTY REPURCHASE AGREEMENT

 AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $263,906,024, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $59,600,135 AND $130,471,425, RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                             4                    www.oakfunds.com

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                             SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.1%
--------------------------------------------------------------------------------
 COMPUTER COMMUNICATIONS
 EQUIPMENT -- 10.9%
 Cisco Systems*                                         739,900   $       15,434
 Juniper Networks*                                      520,840           11,959
                                                                  --------------
                                                                          27,393
                                                                  --------------
--------------------------------------------------------------------------------
 COMPUTER PERIPHERAL -- 10.3%
--------------------------------------------------------------------------------
 Symbol Technologies                                    985,000           12,894
 Zebra Technologies,
   Cl A*                                                155,800           12,874
                                                                  --------------
                                                                          25,768
                                                                  --------------
--------------------------------------------------------------------------------
 CONTRACT MANUFACTURERS -- 5.0%
--------------------------------------------------------------------------------
 Flextronics
   International*                                       990,000           12,444
                                                                  --------------
                                                                          12,444
                                                                  --------------
--------------------------------------------------------------------------------
 DATA STORAGE -- 5.2%
--------------------------------------------------------------------------------
 EMC*                                                 1,192,200           13,079
                                                                  --------------
                                                                          13,079
                                                                  --------------
--------------------------------------------------------------------------------
 E-COMMERCE -- SERVICES -- 8.0%
--------------------------------------------------------------------------------
 Amazon.com                                             175,000            6,811
 eBay*                                                  167,600           13,128
                                                                  --------------
                                                                          19,939
                                                                  --------------
--------------------------------------------------------------------------------
 OPTICAL NETWORKING SYSTEMS -- 2.2%
--------------------------------------------------------------------------------
 UTS Starcom*                                           304,500            5,560
                                                                  --------------
                                                                           5,560
                                                                  --------------
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.5%
--------------------------------------------------------------------------------
 Applied Materials*                                     668,700           11,348
                                                                  --------------
                                                                          11,348
                                                                  --------------
--------------------------------------------------------------------------------
                                                                     MARKET
DESCRIPTION                                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 12.2%
--------------------------------------------------------------------------------
 Intersil, Cl A                                         431,000   $        7,917
 Maxim Integrated
   Products                                             220,600           10,611
 Qualcomm                                               175,400           12,117
                                                                  --------------
                                                                          30,645
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- COMMERCIAL PHYSICAL &
 BIOLOGICAL RESEARCH -- 4.7%
--------------------------------------------------------------------------------
 Affymetrix*                                            440,000           11,884
                                                                  --------------
                                                                          11,884
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- COMPUTER
 PROGRAMMING SERVICES -- 6.7%
--------------------------------------------------------------------------------
 Cognizant Technology
   Solutions*                                           604,600           16,657
                                                                  --------------
                                                                          16,657
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- PREPACKAGED SOFTWARE -- 19.3%
--------------------------------------------------------------------------------
 Electronic Arts                                        124,000            6,216
 Intuit*                                                215,900            8,083
 Microsoft                                              387,600           11,031
 Symantec*                                              280,500           13,116
 Veritas*                                               509,000            9,702
                                                                  --------------
                                                                          48,148
                                                                  --------------
--------------------------------------------------------------------------------
 SYSTEMS -- COMPUTER INTEGRATED
 SYSTEMS DESIGN -- 4.4%
--------------------------------------------------------------------------------
 Cognex                                                 366,000           11,009
                                                                  --------------
                                                                          11,009
                                                                  --------------
--------------------------------------------------------------------------------
 UNIVERSITIES/COLLEGES -- 5.7%
 University of Pheonix
--------------------------------------------------------------------------------
   Online*                                              164,000           14,132
                                                                  --------------
                                                                          14,132
                                                                  --------------
 TOTAL COMMON STOCK
   (Cost $234,818)(000)                                                  248,006
                                                                  --------------

--------------------------------------------------------------------------------
1-888-462-5386                             5                    www.oakfunds.com

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONTINUED)
--------------------------------------------------------------------------------

                                                       FACE           MARKET
DESCRIPTION                                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.3%
 Morgan Stanley (A) 1.000%, dated 07/30/04,
   to be repurchased on 08/02/04, repurchase
   price $680,243 (collateralized by U.S.
   Government obligations, total market
   value: $693,795)                                  $680         $          680
                                                                  --------------
 TOTAL REPURCHASE AGREEMENT
   (Cost $680)(000)                                                          680
                                                                  --------------
 TOTAL INVESTMENTS -- 99.4%
   (Cost $235,498)(000)                                                  248,686
                                                                  --------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND
 LIABILITIES, NET-- 0.6%                                                   1,426
                                                                  --------------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100.0%                                        $      250,112
                                                                  ==============

 * NON-INCOME PRODUCING SECURITY

 (A) TRI-PARTY REPURCHASE AGREEMENT

 CL -- CLASS

 AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $235,497,461, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $53,679,781 AND $40,491,517, RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                             6                    www.oakfunds.com

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------
                                                                      MARKET
DESCRIPTION                                             SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
--------------------------------------------------------------------------------
 E-COMMERCE -- SERVICES -- 4.8%
--------------------------------------------------------------------------------
 eBay*                                                   42,500   $        3,329
                                                                  --------------
                                                                           3,329
                                                                  --------------
--------------------------------------------------------------------------------
 ELECTROMEDICAL & ELECTROTHERAPEUTIC
 APPARATUS -- 2.0%
--------------------------------------------------------------------------------
 Given Imaging                                           40,000            1,377
                                                                  --------------
                                                                           1,377
                                                                  --------------
--------------------------------------------------------------------------------
 INDUSTRIAL INSTRUMENTS FOR MEASUREMENT,
 DISPLAY & CONTROL -- 2.9%
--------------------------------------------------------------------------------
 Photon Dynamics*                                        73,100            2,010
                                                                  --------------
                                                                           2,010
                                                                  --------------
--------------------------------------------------------------------------------
 RADIO BROADCASTING STATIONS -- 2.5%
--------------------------------------------------------------------------------
 XM Satellite Radio, Cl A*                               66,500            1,755
                                                                  --------------
                                                                           1,755
                                                                  --------------
--------------------------------------------------------------------------------
 SEMICONDUCTOR CAPITAL EQUIPMENT -- 3.4%
--------------------------------------------------------------------------------
 Rudolph Technologies*                                  147,000            2,352
                                                                  --------------
                                                                           2,352
                                                                  --------------
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 29.2%
--------------------------------------------------------------------------------
 Broadcom, Cl A*                                         90,000            3,182
 Cree*                                                  219,800            4,919
 DSP Group*                                             168,500            3,321
 Intersil, Cl A                                          42,000              772
 Marvell Technology
   Group*                                               237,600            5,517
 Skyworks Solutions*                                    303,000            2,539
                                                                  --------------
                                                                          20,250
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- ALLIED TO MOTION PICTURE
 PRODUCTION -- 7.6%
--------------------------------------------------------------------------------
 Avid Technology*                                       113,200            5,291
                                                                  --------------
                                                                           5,291
                                                                  --------------
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
 SERVICES -- BUSINESS SERVICES -- 4.6%
--------------------------------------------------------------------------------
 Londonbridge
   Technologies*                                        425,600    $       3,166
                                                                  --------------
                                                                           3,166
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- COMMERCIAL PHYSICAL &
 BIOLOGICAL RESEARCH -- 4.6%
--------------------------------------------------------------------------------
 Affymetrix*                                            118,100            3,190
                                                                  --------------
                                                                           3,190
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- COMPUTER INTEGRATED
 SYSTEMS DESIGN -- 5.6%
--------------------------------------------------------------------------------
 AtRoad*                                                539,100            2,129
 Neoware Systems*                                       264,400            1,779
                                                                  --------------
                                                                           3,908
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- COMPUTER PROGRAMMING
 SERVICES -- 7.7%
--------------------------------------------------------------------------------
 Cognizant Technology
   Solutions*                                           194,400            5,356
                                                                  --------------
                                                                           5,356
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- PREPACKAGED SOFTWARE -- 16.0%
--------------------------------------------------------------------------------
 eCollege*                                              175,100            2,094
 Macrovision*                                            95,000            2,056
 Packeteer*                                             373,100            3,500
 Ultimate Software*                                     299,900            3,407
                                                                  --------------
                                                                          11,057
                                                                  --------------
--------------------------------------------------------------------------------
 TESTING LABS -- 7.9%
--------------------------------------------------------------------------------
 eResearch Technology*                                  218,800            5,450
                                                                  --------------
                                                                           5,450
                                                                  --------------
 TOTAL COMMON STOCK
   (Cost $53,948)(000)                                                    68,491
                                                                  --------------

--------------------------------------------------------------------------------
1-888-462-5386                             7                    www.oakfunds.com

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------
                                                      FACE           MARKET
DESCRIPTION                                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.4%
 Morgan Stanley (A) 1.000%, dated 07/30/04, to
   be repurchased on 08/02/04, repurchase price
   $253,947 (collateralized by U.S.
   Government obligations, total market
   value: $259,007)                                   $254        $          254
                                                                  --------------
 TOTAL REPURCHASE AGREEMENT
   (Cost $254)(000)                                                          254
                                                                  --------------
 TOTAL INVESTMENTS -- 99.2%
   (Cost $54,202)(000)                                                    68,745
                                                                  --------------
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES, NET-- 0.8%                                                      566
                                                                  --------------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100.0%                                       $        69,311
--------------------------------------------------------------------------------

 * NON-INCOME PRODUCING SECURITY

 (A) TRI-PARTY REPURCHASE AGREEMENT

 CL -- CLASS

 AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $54,202,570, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $22,730,185 AND $8,187,403, RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                             8                    www.oakfunds.com

--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------

JULY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 100.0%
--------------------------------------------------------------------------------
 BIOLOGICAL PRODUCTS -- 18.3%
--------------------------------------------------------------------------------
 Amgen*                                                  22,200  $         1,263
 Genentech*                                              12,000              584
 Invitrogen*                                             32,000            1,679
 Medimmune*                                              55,800            1,286
                                                                  --------------
                                                                           4,812
                                                                  --------------
--------------------------------------------------------------------------------
 ELECTROMEDICAL & ELECTROTHERAPEUTIC
 APPARATUS -- 8.3%
--------------------------------------------------------------------------------
 Medtronic                                               44,000            2,185
                                                                  --------------
                                                                           2,185
                                                                  --------------
--------------------------------------------------------------------------------
 IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES -- 3.4%
--------------------------------------------------------------------------------
 Epix Medical                                            49,913              901
                                                                  --------------
                                                                             901
                                                                  --------------
--------------------------------------------------------------------------------
 LABORATORY ANALYTICAL INSTRUMENTS -- 14.9%
--------------------------------------------------------------------------------
 Applied Biosystems
   Group-- Applera                                       70,500            1,459
 Bruker Daltonics*                                       81,100              330
 Molecular Devices*                                      34,400              702
 Waters*                                                 32,600            1,430
                                                                  --------------
                                                                           3,921
                                                                  --------------
--------------------------------------------------------------------------------
 PHARMACEUTICAL PREPARATIONS -- 20.2%
--------------------------------------------------------------------------------
 Eli Lilly                                               10,700              682
 Johnson & Johnson                                       12,300              680
 Medicis Pharmaceutical,
   Cl A                                                  27,000              966
 Pfizer                                                  52,000            1,662
 Teva Pharmaceutical
   Industries ADR                                        44,200            1,308
                                                                  --------------
                                                                           5,298
                                                                  --------------
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 1.8%
--------------------------------------------------------------------------------
 Caliper Technologies*                                   81,000              479
                                                                  --------------
                                                                             479
                                                                  --------------

--------------------------------------------------------------------------------
                                                    SHARES/FACE           MARKET
DESCRIPTION                                        AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
 SERVICES -- COMMERCIAL PHYSICAL &
 BIOLOGICAL RESEARCH -- 9.6%
--------------------------------------------------------------------------------
 Affymetrix*                                             93,100   $        2,515
                                                                  --------------
                                                                           2,515
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- HOME HEALTH CARE SERVICES -- 3.5%
--------------------------------------------------------------------------------
 Express Scripts*                                        14,000              918
                                                                  --------------
                                                                             918
                                                                  --------------
--------------------------------------------------------------------------------
 SERVICES -- PREPACKAGED SOFTWARE -- 4.6%
--------------------------------------------------------------------------------
 Cerner*                                                 27,000            1,215
                                                                  --------------
                                                                           1,215
                                                                  --------------
--------------------------------------------------------------------------------
 SURGICAL & MEDICAL INSTRUMENTS &
 APPARATUS -- 4.8%
--------------------------------------------------------------------------------
Techne*                                                 31,900             1,270
                                                                  --------------
                                                                           1,270
                                                                  --------------
--------------------------------------------------------------------------------
 WHOLESALE -- DRUGS, PROPRIETARIES &
 DRUGGISTS' SUNDRIES -- 10.6%
--------------------------------------------------------------------------------
 AmerisourceBergen                                       24,300            1,314
 Cardinal Health                                         32,800            1,459
                                                                  --------------
                                                                           2,773
                                                                  --------------
 TOTAL COMMON STOCK
   (Cost $25,411)(000)                                                    26,287
                                                                  --------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.5%
--------------------------------------------------------------------------------
 Morgan Stanley (A) 1.000%, dated 07/30/04, to
   be repurchased on 08/02/04, repurchase price
   $129,708 (collateralized by U.S. Government
   obligations, total market value: $132,292)              $130              130
                                                                  --------------
 TOTAL REPURCHASE AGREEMENT
   (Cost $130)(000)                                                          130
                                                                  --------------
 TOTAL INVESTMENTS -- 100.5%
   (Cost $25,541)(000)                                                    26,417
                                                                  --------------

--------------------------------------------------------------------------------
1-888-462-5386                             9                    www.oakfunds.com

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                                                        VALUE (000)
--------------------------------------------------------------------------------
 OTHER ASSETS AND
 LIABILITIES, NET-- (0.5)%                                        $        (128)
                                                                  --------------
--------------------------------------------------------------------------------
 TOTAL NET ASSETS-- 100.0%                                        $       26,289
                                                                  --------------
--------------------------------------------------------------------------------

 * NON-INCOME PRODUCING SECURITY

 (A) TRI-PARTY REPURCHASE AGREEMENT

 ADR -- AMERICAN DEPOSITARY RECEIPT

 CL -- CLASS

 AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $25,540,674, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,271,948 AND $3,396,039, RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                  OAK-Q-001-0100

--------------------------------------------------------------------------------
1-888-462-5386                            10                    www.oakfunds.com

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds


By (Signature and Title)*               /s/ William E. White
                                        ----------------------------------------
                                        William E. White, President

Date 09/08/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ William E. White
                                        ----------------------------------------
                                        William E. White, President

Date 09/08/04


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 09/08/04
* Print the name and title of each signing officer under his or her signature.